RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				9 Months Ended	12 Months Ended
	Nov. 12, 2021	Nov. 08, 2021	Nov. 03, 2021	Dec. 31, 2021	Dec. 31, 2022	Nov. 26, 2022	Jun. 07, 2021
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party				$ 602,720
Total expenses incurred		$ 402,936
Advances from related parties				43,900	$ 43,900
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Advances from related parties				0	0
Unsecured promissory note
RELATED PARTY TRANSACTIONS
Aggregate principal amount						$ 350,000
Maximum borrowing capacity of related party promissory note							$ 625,000
Repayment of promissory note - related party	$ 602,720
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month			$ 10,000
Total expenses incurred				20,000	120,000
Due to related parties included in accrued expenses				$ 10,000	$ 10,550